Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property and Equipment, Net
8.	Property and Equipment, Net

	As of December 31,
	2024	2025
	RMB	RMB	US$
Leasehold improvements	30,236	86,648	12,391
Building	—	84,087	12,024
Electronic equipment	15,828	70,302	10,053
Machinery equipment	20,440	35,855	5,127
Construction in progress	16,985	12,532	1,792
Mold and tooling	6,190	11,926	1,705
Transportation equipment	4,224	6,766	968
Office equipment	1,980	4,432	634

	95,883	312,548	44,694
Less: accumulated depreciation	(34,199)	(53,038)	(7,584)
Less: accumulated impairment	(1,460)	(1,460)	(209)

	60,224	258,050	36,901

For the years ended December 31, 2023, 2024 and 2025, the Group recorded depreciation expense of RMB12,442, RMB12,774 and RMB18,954 (US$2,710), respectively.
As of December 31, 2025, certain long-term bank loans (Note 12) were secured by mortgages of the Group’s building with carrying values of approximately RMB

81,952 (US$11,719). There was no property and equipment mortgage securing the long-term loans outstanding as of December 31, 2024.